Average Annual Total Returns (Vanguard Explorer Fund Participant:)	Vanguard Explorer Fund Vanguard Explorer Fund - Admiral Shares 11/1/2013 - 10/31/2014	Russell 2500 Growth Index Vanguard Explorer Fund Vanguard Explorer Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.08%	7.05%
Five Years	16.78%	17.27%
Ten Years	8.40%	9.37%